Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of geographical areas [Line Items]
Revenues	$ 215,483	$ 7,040	$ 227,514	$ 229,991
Taiwan, ROC [Member]
Disclosure of geographical areas [Line Items]
Revenues	205,696		217,568	218,933
Overseas [Member]
Disclosure of geographical areas [Line Items]
Revenues	$ 9,787		$ 9,946	$ 11,058